Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
7. Intangible Assets, Net
The following is a summary of intangible assets, net:

	As of December 31, 2024
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB in thousands
Licensed copyrights of content	8,804,134	(6,686,903)	2,117,231
License rights of mobile games	310,676	(240,913)	69,763
Intellectual property and others	2,374,595	(1,360,577)	1,014,018

Total	11,489,405	(8,288,393)	3,201,012

	As of December 31, 2025
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB in thousands
Licensed copyrights of content	9,647,998	(7,647,389)	2,000,609
License rights of mobile games	282,941	(240,657)	42,284
Intellectual property and others	2,668,841	(1,602,131)	1,066,710

Total	12,599,780	(9,490,177)	3,109,603

Amortization expenses were RMB
2,003.2
 million, RMB
1,772.4
 million and RMB
1,545.2
 million for the years ended December 31, 2023, 2024 and 2025, respectively.
No
impairment charge was recognized for any of the periods presented.
In 2025, one investee company of the Group entered into share repurchase agreements with its certain shareholders and the consideration was settled with its own cash balance. Upon the completion of this transaction, the equity interests held by the Group has been increased proportionally from 29.9% as of December 31, 2024 to 56.6% as of December 31, 2025. This investee company has thereafter become a consolidated subsidiary of the Group. Intangible assets and goodwill of RMB 246.0 million and RMB 93.0 million were recognized upon completion of the transaction.
As
 of December 31, 2025, the licensed copyrights of content have weighted-average useful lives of
4.86
years.
The intangible assets amortization expense for future years is expected to be as follows:

Intangible assets amortization expense
RMB in thousands
2026	1,223,369
2027	760,986
2028	444,804
2029	286,956
2030	217,365
Thereafter	176,123

Total expected amortization expense	3,109,603